Risk management - Most important interest rate and credit spread sensitivities at year-end (Detail) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Netherlands
Market Risk [Line Items]
Reportable ECL	€ 389,000	€ 270,000
USA
Market Risk [Line Items]
Reportable ECL	105,000	113,000
Germany
Market Risk [Line Items]
Reportable ECL	633,000	548,000
Interest Rate [(BPV) | Euro | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	(312)	(799)
Interest Rate [(BPV) | US Dollar | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	(161)	(198)
Interest Rate [(BPV) | British Pound | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	(133)	(189)
Interest Rate [(BPV) | Japanese Yen | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	133
Interest Rate [(BPV) | Korean Won | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL		(54)
Interest Rate [(BPV) | Philippine Peso | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	(98)	(54)
Credit Spread (CSO1) | Corporate | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	378	162
Credit Spread (CSO1) | Financial institutions | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	(124)	(489)
Credit Spread (CSO1) | 1 (AAA) | Corporate | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	(2)	(2)
Credit Spread (CSO1) | 1 (AAA) | Financial institutions | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	(19)	(118)
Credit Spread (CSO1) | 2–4 (AA) | Corporate | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	26	(44)
Credit Spread (CSO1) | 2–4 (AA) | Financial institutions | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	(13)	(27)
Credit Spread (CSO1) | 5–7 (A) | Corporate | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	64	49
Credit Spread (CSO1) | 5–7 (A) | Financial institutions | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	(37)	(246)
Credit Spread (CSO1) | 8–10 (BBB) | Corporate | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	191	93
Credit Spread (CSO1) | 8–10 (BBB) | Financial institutions | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	(54)	(76)
Credit Spread (CSO1) | 11–13 (BB) | Corporate | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	38	38
Credit Spread (CSO1) | 11–13 (BB) | Financial institutions | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	(14)	(13)
Credit Spread (CSO1) | 14–16 (B) | Corporate | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	56	23
Credit Spread (CSO1) | 14–16 (B) | Financial institutions | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	8	(12)
Credit Spread (CSO1) | 17–22 (CCC and NPL) | Corporate | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	6	4
Credit Spread (CSO1) | 17–22 (CCC and NPL) | Financial institutions | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	4	2
Credit Spread (CSO1) | France | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	178	(113)
Credit Spread (CSO1) | United Kingdom | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	111
Credit Spread (CSO1) | Netherlands | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	75	(165)
Credit Spread (CSO1) | Indonesia | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	(63)
Credit Spread (CSO1) | South Korea | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	€ 63
Credit Spread (CSO1) | USA | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL		193
Credit Spread (CSO1) | Poland | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL		69
Credit Spread (CSO1) | Germany | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL		€ 49